Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Small Cap Growth Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent	[1]	18.00%	9.73%	12.29%
Columbia Small Cap Growth Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	18.76%	10.44%	13.03%
Columbia Small Cap Growth Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	18.79%	10.40%	12.98%
Columbia Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	18.66%	10.28%	12.86%
Columbia Small Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	16.48%	9.20%	11.73%
Columbia Small Cap Growth Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	18.66%	10.29%	12.86%
Columbia Small Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	11.52%	8.72%	11.91%
Without Sales Load [Member] | Columbia Small Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	17.48%	9.20%	11.73%
Without Sales Load [Member] | Columbia Small Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	18.31%	10.01%	12.57%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 2000 Growth Index
Average Annual Return, Percent		17.67%	8.35%	8.21%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell® 3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.